Commitments and Contingencies - Legal proceedings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			5 Months Ended	7 Months Ended	8 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 24, 2012	Jul. 31, 2013	Aug. 31, 2012
Legal Matters and Contingencies [Line Items]
Legal settlements and other, net	$ (721)	$ 6,000	$ 4,524
Insurance recoveries	1,817,077	1,180,250	941,903
Allowance for doubtful receivables	2,825	2,948
Leiv Eiriksson - Legal Claim
Legal Matters and Contingencies [Line Items]
Payments for legal settlements				6,100
Legal settlements and other, net			6,100
Capricorn Greenland Exploration 1 and Limited Cairn Energy Plc.
Legal Matters and Contingencies [Line Items]
Legal settlements and other, net		6,000
Proceeds from legal settlements					5,000
Previously recognised insurance claim		11,000
Ocean Rig Corcovado
Legal Matters and Contingencies [Line Items]
Proceeds from legal settlements	20,200					24,600
Insurance recoveries	20,200		24,600
Ocean Rig Mylos
Legal Matters and Contingencies [Line Items]
Proceeds from legal settlements	39,100
Insurance recoveries	$ 39,600